Auditor's Remuneration	12 Months Ended
Jan. 31, 2020
Auditors Remuneration
Auditor Remuneration

37	Auditor’s Remuneration

	Year Ended 31 January 2020 NZ$000’s	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s
Pricewaterhouse Coopers Australia
- Audit fees	-	477	485
- Taxation fees	-	33	-
- Other	10	403	-
Total remuneration to Pricewaterhouse Coopers Australia	10	913	485

Network firms of Pricewaterhouse Coopers Australia
- Taxation services	-	137	28

BDO Audit Pty Ltd Australia
- Audit fees	403	-	-
- Other	266	-	-
Total remuneration to BDO Audit Pty Ltd Australia	669	-	-